Condensed Consolidated Interim Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net profit for the period	£ 18,685	£ 250,962
Adjustments to cash flows from non-cash items
Depreciation and amortization	465	573
Depreciation on right of use assets	524	360
Net finance costs/(income)	9,838	(28,371)
Related party finance income	(106,033)	(252,937)
Share based payment transactions	3,343	3,207
Income tax charge/(credit)	1,746	(19,592)
Working capital adjustments	(71,432)	(45,798)
(Increase)/decrease in trade and other receivables	(16,168)	5,776
Increase in trade and other payables	4,572	18
Income taxes received		13,700
Net cash flows used in operating activities	(83,028)	(26,304)
Cash flows from investing activities
Acquisitions of property, plant and equipment	(1,330)	(203)
Interest received	1,009	1,241
Net cash flows (used in)/generated from investing activities	(321)	1,038
Cash flows from financing activities
Proceeds from issuance of Convertible Senior Secured Notes to related party	7,719
Proceeds from issuance of Convertible Preferred Shares	17,746
Proceeds from issuance of Ordinary Shares	41,083	34,235
Proceeds from issues of warrants		18,032
Proceeds from issues of Ordinary Shares to related party		12,986
Proceeds from issues of warrants to related party		6,840
Transaction costs on issuance of equity instruments	(1,148)	(4,796)
Payments to lease creditors	(648)	(521)
Net cash flows generated from financing activities	64,752	66,776
Net (decrease)/increase in cash and cash equivalents	(18,597)	41,510
Cash and cash equivalents, beginning of the period	69,082	22,556
Effect of foreign exchange rate changes	(800)	(2,082)
Cash and cash equivalents, end of the period	£ 49,685	£ 61,984